Schedule II - Valuation And Qualifying Accounts And Reserves	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts And Reserves

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

IPALCO ENTERPRISES, INC. AND SUBSIDIARIES
Valuation and Qualifying Accounts and Reserves
Years ended December 31, 2014, 2013 and 2012
(In Thousands)
Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2014
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$1,982	$4,852	$—	$4,758	$2,076
Year ended December 31, 2013
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$2,047	$3,790	$—	$3,855	$1,982
Year ended December 31, 2012
Accumulated Provisions Deducted from Assets – Doubtful Accounts	$2,081	$3,397	$—	$3,431	$2,047

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

INDIANAPOLIS POWER & LIGHT COMPANY and SUBSIDIARY
Valuation and Qualifying Accounts and Reserves
Years ended December 31, 2014, 2013 and 2012
(In Thousands)
Column A – Description	Column B	Column C – Additions		Column D – Deductions	Column E
	Balance at Beginning of Period	Charged to Income	Charged to Other Accounts	Net Write-offs	Balance at End of Period
Year ended December 31, 2014
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$1,982	$4,852	$—	$4,758	$2,076
Year ended December 31, 2013
Accumulated Provisions Deducted from
Assets – Doubtful Accounts	$2,047	$3,790	$—	$3,855	$1,982
Year ended December 31, 2012
Accumulated Provisions Deducted from
Assets –Doubtful Accounts	$2,081	$3,397	$—	$3,431	$2,047